Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Share capital [Abstract]
Summary of capital structure
The table below summarizes the Company’s capital structure:

			In CHF thousands
	Common shares	Treasury shares	Share capital	Share premium	Treasury shares
December 31, 2018	67,562,333	—	1,351	298,149	—
Issuance of shares – incentive plans	681,770	—	13	672	—
Conversion of note agreement, net of transaction costs	3,615,328	—	73	47,705	—
		—			—
December 31, 2019	71,859,431	—	1,437	346,526	—
Issuance of shares – incentive plans, net of RSU expiration and forfeiture	77,307	—	1	364	—
Issuance of shares to be held as treasury shares, net of transaction costs	5,000,000	(5,000,000)	100	—	(100)
December 31, 2020	76,936,738	(5,000,000)	1,538	346,890	(100)